Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Brighthouse Funds Trust II
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
T. Rowe Price Large Cap Growth Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Large Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
		During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Subadviser”), subadviser to the Portfolio, invests under normal market conditions at least 80% of the Portfolio’s net assets in equity securities of a diversified group of large capitalization growth companies (pursuant to T. Rowe Price’s classifications). Equity securities include common stocks, including common stocks purchased through initial public offerings (“IPOs”), and preferred stocks. T. Rowe Price defines large capitalization companies as those with a market capitalization, at the time of purchase by the Portfolio, within the range of the market capitalization of companies included in the Russell 1000® Growth Index. As of December 31, 2023, this included companies with capitalizations of approximately $666.0 million and above. While most assets will be invested in U.S. common stocks, other securities may also be purchased, such as foreign stocks (including those of issuers located in emerging markets). The Portfolio’s investments in foreign securities will be limited to 25% of total assets. The Portfolio may, from time to time, emphasize one or more sectors. The Portfolio may invest in private placements.Stock SelectionT. Rowe Price generally looks for companies with strong cash flow, an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.In pursuing the Portfolio’s investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an opportunity for substantial appreciation. These situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return for Class A Shares as of <br/>December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest QuarterQ2 202027.84%Lowest QuarterQ2 2022-25.77%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2023
T. Rowe Price Large Cap Growth Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Portfolio.
T. Rowe Price Large Cap Growth Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.
T. Rowe Price Large Cap Growth Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, changes in general economic conditions, such as prevailing interest rates or investor sentiment, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.
T. Rowe Price Large Cap Growth Portfolio | Market Capitalization Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category will be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.
T. Rowe Price Large Cap Growth Portfolio | Focused Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Focused Investment Risk. Substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.
T. Rowe Price Large Cap Growth Portfolio | Investment Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.
T. Rowe Price Large Cap Growth Portfolio | Foreign Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social, economic and other developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.
T. Rowe Price Large Cap Growth Portfolio | Rule 144A and Other Exempted Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Rule 144A and Other Exempted Securities Risk. In the U.S. market, private placements may typically be sold only to qualified institutional buyers, or qualified purchasers, as applicable. If an insufficient number of eligible buyers is interested in purchasing privately placed and other securities or instruments exempt from Securities and Exchange Commission registration (collectively “private placements”) at a particular time, this could adversely affect the marketability of such investments and the Portfolio might be unable to dispose of them promptly or at reasonable prices, subjecting the Portfolio to liquidity risk. Even the Portfolio’s holdings of liquid private placements may increase the level of Portfolio illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. The information that issuers of Rule 144A eligible securities are required to disclose to potential investors is much less extensive than that required of public companies and is not publicly available, and issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Portfolio) to agree contractually to keep the information confidential, which could also adversely affect the Portfolio’s ability to dispose of the security.
T. Rowe Price Large Cap Growth Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.57%
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	196
5 Years	rr_ExpenseExampleYear05	345
10 Years	rr_ExpenseExampleYear10	$ 781
2014	rr_AnnualReturn2014	9.09%
2015	rr_AnnualReturn2015	10.78%
2016	rr_AnnualReturn2016	1.76%
2017	rr_AnnualReturn2017	33.86%
2018	rr_AnnualReturn2018	(0.94%)
2019	rr_AnnualReturn2019	30.99%
2020	rr_AnnualReturn2020	36.95%
2021	rr_AnnualReturn2021	20.22%
2022	rr_AnnualReturn2022	(40.46%)
2023	rr_AnnualReturn2023	46.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.77%)
1 Year	rr_AverageAnnualReturnYear01	46.81%
5 Years	rr_AverageAnnualReturnYear05	13.52%
10 Years	rr_AverageAnnualReturnYear10	11.88%
T. Rowe Price Large Cap Growth Portfolio | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	275
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	$ 1,079
1 Year	rr_AverageAnnualReturnYear01	46.53%
5 Years	rr_AverageAnnualReturnYear05	13.23%
10 Years	rr_AverageAnnualReturnYear10	11.60%
T. Rowe Price Large Cap Growth Portfolio | Class E
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	$ 74
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	427
10 Years	rr_ExpenseExampleYear10	$ 960
1 Year	rr_AverageAnnualReturnYear01	46.66%
5 Years	rr_AverageAnnualReturnYear05	13.35%
10 Years	rr_AverageAnnualReturnYear10	11.72%
T. Rowe Price Large Cap Growth Portfolio | Russell 1000 Growth Index (reflects no deduction for mutual fund fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	42.68%
5 Years	rr_AverageAnnualReturnYear05	19.50%
10 Years	rr_AverageAnnualReturnYear10	14.86%

[1]	Brighthouse Investment Advisers, LLC has contractually agreed, for the period May 1, 2024 through April 30, 2025, to reduce the Management Fee for each class of the Portfolio. This arrangement may be modified or discontinued prior to April 30, 2025, only with the approval of the Board of Trustees of the Portfolio.